INCOME TAXES - Deferred Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Income Tax Assets
Tax loss and credit carryforwards	$ 1,728	$ 1,987
Disallowed interest carryforward	100	115
Regulatory and other deferred amounts	644	612
Unrealized foreign exchange losses on long-term debt	290	467
Other	57	143
Deferred tax assets, gross	2,819	3,324
Less: Valuation allowance	789	931
Deferred tax assets, net of Valuation allowance	2,030	2,393
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment	6,792	6,488
Equity investments	1,478	1,280
Taxes on future revenue requirement	654	612
Financial instruments	176	168
Other	251	301
Deferred tax liabilities, gross	9,351	8,849
Net Deferred Income Tax Liabilities	$ 7,321	$ 6,456